AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

August 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.2%
Long-Term Municipal Bonds – 92.2%
Virginia – 63.4%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2045	$4,000	$4,708,668
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	621,486
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,764,029
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 01/01/2043	600	603,763
City of Newport News VA Series 2014-A 5.00%, 07/15/2030 (Pre-refunded/ETM)	1,000	1,137,887
5.00%, 07/15/2032 (Pre-refunded/ETM)	1,000	1,137,887
City of Richmond VA Public Utility Revenue Series 2013-A 5.00%, 01/15/2029 (Pre-refunded/ETM)	1,970	2,101,221
Series 2016 5.00%, 01/15/2030-01/15/2034	9,000	10,743,384
County of Loudoun VA Series 2020-A 5.00%, 12/01/2021	5,000	5,060,913
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	3,231,497
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	1,000	1,007,257
Fairfax County Economic Development Authority Series 2016 4.00%, 04/01/2035 (Pre-refunded/ETM)	2,000	2,321,456
Fairfax County Economic Development Authority (County of Fairfax VA Lease) Series 2014-A 5.00%, 10/01/2034	1,000	1,139,970
Fairfax County Economic Development Authority (Goodwin House, Inc.) Series 2016 5.00%, 10/01/2042	1,200	1,346,939
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014-A 5.00%, 05/15/2044	2,000	2,246,191
Series 2018-A 4.00%, 05/15/2048	1,500	1,738,463

	Principal Amount (000)	U.S. $ Value

Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2030-06/15/2031	$5,000	$5,790,002
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2020 0.45%, 12/01/2041	3,000	3,002,526
Hampton Roads Sanitation District Series 2017-A 5.00%, 10/01/2033	3,550	4,413,200
Hampton Roads Transportation Accountability Commission Series 2018-A 5.00%, 07/01/2035	4,000	4,966,442
Hanover County Economic Development Authority (Covenant Woods) Series 2012-A 5.00%, 07/01/2042	1,000	1,026,154
Henrico County Economic Development Authority Series 2013 5.00%, 11/01/2030 (Pre-refunded/ETM)	2,000	2,112,268
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017-C 5.00%, 12/01/2037	765	916,513
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,631,377
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047	1,750	2,040,385
Norfolk Airport Authority/VA Series 2019 5.00%, 07/01/2043	2,870	3,610,560
Norfolk Economic Development Authority Series 2013 5.00%, 11/01/2029 (Pre-refunded/ETM)	2,200	2,323,495
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	990	1,042,548
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035	1,750	2,063,812
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036-07/01/2038	2,550	3,067,818
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033-09/01/2043	3,660	4,354,797

	Principal Amount (000)	U.S. $ Value

Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 5.00%, 12/01/2039	$1,000	$1,250,296
Suffolk Economic Development Authority (United Church Homes & Services Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	1,110,358
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	2,400	2,415,889
Virginia Beach Development Authority (City of Virginia Beach VA Lease) Series 2020-B 5.00%, 08/01/2022	1,750	1,828,507
Virginia College Building Authority Series 2021 4.00%, 06/01/2036	1,000	1,181,365
Virginia College Building Authority (Marymount University) Series 2015-A 5.00%, 07/01/2030(a)	1,615	1,780,826
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-B 3.00%, 02/01/2037	9,140	10,120,059
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046	2,000	2,412,278
Virginia Port Authority Series 2016-B 5.00%, 07/01/2035-07/01/2036	6,160	7,239,188
Virginia Resources Authority Series 2011-B 5.00%, 11/01/2026 (Pre-refunded/ETM)	4,980	5,019,972
5.00%, 11/01/2026	20	20,161
Series 2016-C 4.00%, 11/01/2034	2,000	2,315,451
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/2025	4,000	4,406,566
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2019 5.00%, 07/01/2049	2,000	2,029,382
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2049	3,500	4,083,084

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	$1,000	$1,061,634
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	2,500	2,597,856
5.50%, 01/01/2042	1,000	1,040,869
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	4,125	4,725,692
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2049-12/31/2052	3,780	4,529,503
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	1,500	1,698,966
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034-01/01/2035	3,500	4,079,315

		153,220,125

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	400	470,173

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	420	551,521

Arizona – 2.2%
Arizona Sports & Tourism Authority Series 2012-A 5.00%, 07/01/2029	3,945	4,074,573
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	200	240,356
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	996,149

		5,311,078

District of Columbia – 12.9%
Metropolitan Washington Airports Authority (Dulles Toll Road) Series 2010-B 6.50%, 10/01/2044	4,300	5,805,922

	Principal Amount (000)	U.S. $ Value

Metropolitan Washington Airports Authority Aviation Revenue Series 2012-A 5.00%, 10/01/2030	$1,000	$1,049,642
Series 2018-A 5.00%, 10/01/2048	5,000	6,198,635
Series 2020-A 4.00%, 10/01/2035	2,000	2,416,793
Series 2021-A 4.00%, 10/01/2037	2,220	2,700,768
5.00%, 10/01/2036	2,250	2,974,828
Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2031-07/01/2032	5,095	6,275,471
Series 2021-A 4.00%, 07/15/2039	3,000	3,656,211

		31,078,270

Florida – 0.6%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/2027	400	414,156
5.25%, 10/01/2030	1,000	1,036,083

		1,450,239

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2039	100	123,037
Series 2019 5.00%, 01/01/2048-01/01/2056	255	308,944

		431,981

Guam – 3.1%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	565	588,296
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	1,095	1,252,832
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,630	1,892,648
Territory of Guam Series 2019 5.00%, 11/15/2031	250	292,211
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042(b)	1,370	1,561,757

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035	$1,500	$1,916,957

		7,504,701

Illinois – 1.0%
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	2,200	2,508,482

Michigan – 0.7%
City of Detroit MI Series 2018 5.00%, 04/01/2036	85	100,317
Michigan Public Power Agency Series 2012-A 5.00%, 01/01/2032	1,575	1,597,186

		1,697,503

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	88,633

New York – 2.3%
Metropolitan Transportation Authority Series 2011-D 5.00%, 11/15/2029 (Pre-refunded/ETM)	1,010	1,020,030
Series 2020-E 5.00%, 11/15/2027	1,750	2,176,056
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	1,465	2,328,878

		5,524,964

North Carolina – 0.3%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	560	603,868

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	600	612,826

Puerto Rico – 1.3%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	235	275,581
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	210	240,704
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	415	465,530

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	$615	$634,987
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	111,562
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	223	195,843
Series 2019-A 4.329%, 07/01/2040	180	204,171
5.00%, 07/01/2058	955	1,103,368

		3,231,746

South Carolina – 0.1%
South Carolina Public Service Authority Series 2014-A 5.00%, 12/01/2049	205	228,101

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	295	293,195

Texas – 1.1%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	520	547,569
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-B 5.00%, 11/15/2036	1,150	1,031,930
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	1,000	1,124,265

		2,703,764

Washington – 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	650	759,269
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.00%, 10/01/2032	400	409,170

	Principal Amount (000)	U.S. $ Value

Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	$180	$214,102
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	112,836

		1,495,377

Wisconsin – 1.6%
Wisconsin Health & Educational Facilities Authority Series 2012-C 5.00%, 08/15/2032 (Pre-refunded/ETM)	2,700	2,824,362
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,000	1,097,751

		3,922,113

Total Long-Term Municipal Bonds (cost $206,442,093)		222,928,660

Short-Term Municipal Notes – 5.0%
Virginia – 5.0%
County of Fairfax VA Series 2021-A 4.00%, 10/01/2021	5,000	5,015,624
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2004 0.02%, 06/01/2034(c)	3,250	3,250,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 0.02%, 07/01/2052(c)	1,460	1,460,000
Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) Series 2019 0.02%, 07/01/2042(c)	2,310	2,310,000

Total Short-Term Municipal Notes (cost $12,036,000)		12,035,624

Total Municipal Obligations (cost $218,478,093)		234,964,284

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $5,409,141)	5,409,141	$5,409,141

Total Investments – 99.4% (cost $223,887,234)(g)		240,373,425
Other assets less liabilities – 0.6%		1,528,681

Net Assets – 100.0%		$241,902,106

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,450	01/15/2025	2.565%	CPI#	Maturity	$48,685	$—	$48,685
USD	725	01/15/2025	2.585%	CPI#	Maturity	23,725	—	23,725
USD	725	01/15/2025	2.613%	CPI#	Maturity	22,876	—	22,876
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	657,498	—	657,498
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	640,312	—	640,312
USD	1,375	01/15/2030	1.572%	CPI#	Maturity	166,205	—	166,205
USD	1,375	01/15/2030	1.587%	CPI#	Maturity	164,020	—	164,020
USD	1,230	01/15/2031	2.680%	CPI#	Maturity	13,262	—	13,262
USD	650	04/15/2032	CPI#	2.722%	Maturity	1,584	—	1,584
USD	470	02/15/2041	CPI#	2.553%	Maturity	1,639	—	1,639
USD	408	02/15/2041	CPI#	2.500%	Maturity	(3,880)	—	(3,880)
USD	402	02/15/2041	CPI#	2.505%	Maturity	(3,332)	—	(3,332)
USD	920	02/15/2046	CPI#	2.391%	Maturity	(32,854)	—	(32,854)

						$1,699,740	$—	$1,699,740

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,800	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	$(66,474)	$—	$(66,474)
USD	3,750	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/ Quarterly	(21,072)	—	(21,072)
USD	4,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	19,138	—	19,138
USD	2,500	02/15/2036	3 Month LIBOR	1.576%	Quarterly/ Semi-Annual	16,975	—	16,975

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,000	02/15/2041	3 Month LIBOR	1.980%	Quarterly/ Semi-Annual	$182,268	$—	$182,268
USD	1,400	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	130,298	—	130,298
USD	390	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(27,506)	—	(27,506)

						$233,627	$—	$233,627

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.120%	SIFMA*	Quarterly	$(60,972)	$—	$(60,972)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA*	Quarterly	(62,281)	—	(62,281)

							$(123,253)	$—	$(123,253)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $6,810,777 or 2.8% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,788,554 and gross unrealized depreciation of investments was $(492,249), resulting in net unrealized appreciation of $18,296,305.

As of August 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.5% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

AB Municipal Income Fund II

AB Virginia Portfolio

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$222,928,660	$—	$222,928,660
Short-Term Municipal Notes	—	12,035,624	—	12,035,624
Short-Term Investments	5,409,141	—	—	5,409,141

Total Investments in Securities	5,409,141	234,964,284	—	240,373,425
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,739,806	—	1,739,806
Centrally Cleared Interest Rate Swaps	—	348,679	—	348,679
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(40,066)	—	(40,066)
Centrally Cleared Interest Rate Swaps	—	(115,052)	—	(115,052)
Interest Rate Swaps	—	(123,253)	—	(123,253)

Total	$5,409,141	$236,774,398	$—	$242,183,539

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2021 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,033	$22,408	$25,032	$5,409	$0	*

*	Amount less than $500